UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 93.9%
Ace Securities Corp., 2005-RM1 M4 (1 mo. USD LIBOR + 1.020%)	2.257%	3/25/35	$3,127,901	$2,628,411	(b)(c)
Adjustable Rate Mortgage Trust, 2005-05 1A1 (6 mo. USD LIBOR + 2.020%)	3.361%	9/25/35	209,910	173,053	(b)(c)
Adjustable Rate Mortgage Trust, 2005-07 2A21 (12 mo. USD LIBOR + 1.900%)	3.422%	10/25/35	597,387	558,718	(b)(c)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	1.737%	3/25/36	321,091	186,444	(b)(c)
Aegis Asset-Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	1.727%	8/25/35	3,460,000	2,496,154	(b)(c)
AFC Home Equity Loan Trust, 2003-3 1A (1 mo. USD LIBOR + 0.750%)	1.987%	10/25/30	1,306,185	1,118,124	(b)(c)(d)
American Home Mortgage Assets, 2005-2 2A1A (6 mo. USD LIBOR + 2.580%)	3.428%	1/25/36	1,063,381	907,651	(b)(c)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	2.037%	3/25/47	12,745,607	1,041,003	(b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	2.137%	7/25/46	2,133,831	1,023,383	(b)(c)(d)
Argent Securities Inc., 2006-M2 A2C (1 mo. USD LIBOR + 0.150%)	1.387%	9/25/36	2,276,521	998,979	(b)(c)
Argent Securities Inc., 2006-M2 A2D (1 mo. USD LIBOR + 0.240%)	1.477%	9/25/36	600,841	266,440	(b)(c)
Argent Securities Inc., 2006-M3 A2C (1 mo. USD LIBOR + 0.160%)	1.397%	10/25/36	3,676,859	1,709,786	(b)(c)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 × 1 mo. USD LIBOR + 5.100%)	3.863%	10/25/35	3,758,490	357,999	(b)(c)
Banc of America Funding Corp., 2004-B 6A1	2.133%	12/20/34	420,418	324,889	(b)(c)
Banc of America Funding Corp., 2004-C 3A1 (12 mo. USD LIBOR + 1.980%)	3.420%	12/20/34	556,815	537,411	(b)(c)
Banc of America Funding Corp., 2006-D 2A1	5.446%	5/20/36	42,536	39,061	(b)(c)
Banc of America Funding Corp., 2006-D 6A1 (12 mo. USD LIBOR + 2.300%)	3.489%	5/20/36	1,053,046	974,434	(b)(c)
Banc of America Funding Corp., 2006-F 1A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.275%	7/20/36	338,573	335,898	(b)(c)
Banc of America Funding Corp., 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	2.956%	9/26/45	3,750,000	2,911,594	(b)(c)(d)
Banc of America Funding Corp., 2015-R2 09A2	1.641%	3/27/36	4,640,676	3,344,561	(b)(c)(d)
Banc of America Funding Corp., 2015-R3 2A2	1.364%	2/27/37	2,482,252	1,628,683	(b)(c)(d)
Banc of America Funding Corp., 2015-R4 4A3	13.223%	1/27/30	8,916,767	3,991,324	(b)(c)(d)
Bayview Financial Acquisition Trust, 2007-A 2A (1 mo. USD LIBOR + 0.350%)	1.584%	5/28/37	1,274,267	946,872	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.037%	3/25/37	3,053,285	2,853,282	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.137%	3/25/37	3,717,253	3,454,685	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	2.387%	3/25/37	1,684,153	1,504,698	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	2.737%	3/25/37	726,973	655,521	(b)(c)(d)

BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	262,830	264,112	(c)(d)
BCAP LLC Trust, 2011-RR2 1A4 (6 mo. USD LIBOR + 2.400%)	3.680%	7/26/36	4,330,888	2,999,104	(b)(c)(d)
Bear Stearns Alt-A Trust, 2005-9 25A1 (12 mo. USD LIBOR + 1.990%)	3.383%	11/25/35	401,979	356,955	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A (1 year Treasury Constant Maturity Rate + 2.260%)	4.054%	6/25/43	$69,650	$68,602	(b)(c)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 M9B (1 mo. USD LIBOR + 4.000%)	5.237%	10/25/34	487,000	474,774	(b)(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.456%	9/25/34	98,500	94,621	(b)(c)
Centex Home Equity Loan Trust, 2004-D MV1 (1 mo. USD LIBOR + 0.620%)	1.857%	9/25/34	939,216	942,744	(b)(c)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	217,979	182,964	(c)
Chaseflex Trust, 2005-2 3A3, IO (-1.000 × 1 mo. USD LIBOR + 5.500%)	4.263%	6/25/35	11,858,406	2,170,289	(b)(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	1.364%	4/25/47	181,828	169,849	(b)(c)(d)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.944%	9/25/37	3,895,014	2,609,163	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A (1 year Treasury Constant Maturity Rate + 2.500%)	3.579%	9/25/34	84,013	84,369	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2 (3 mo. USD LIBOR + 1.110%)	2.367%	8/25/34	62,620	61,348	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05 (6 mo. USD LIBOR + 2.210%)	3.389%	8/25/35	222,167	197,623	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A (12 mo. USD LIBOR + 2.200%)	3.580%	12/25/35	228,562	203,109	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A (12 mo. USD LIBOR + 2.070%)	3.395%	7/25/36	333,481	262,776	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2008-3 A3	6.100%	4/25/37	7,100,866	2,966,649	(c)(d)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 × 1 mo. USD LIBOR + 5.000%)	3.763%	6/25/35	2,496,063	269,817	(b)(c)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.315%	5/25/35	278,339	198,769	(b)(c)
Countrywide Alternative Loan Trust, 2005-36 4A1 (12 mo. USD LIBOR + 1.900%)	3.276%	8/25/35	565,789	525,644	(b)(c)
Countrywide Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	1.737%	10/25/35	151,392	120,832	(b)(c)
Countrywide Alternative Loan Trust, 2006-HY10 1A1 (12 mo. USD LIBOR + 1.870%)	2.911%	5/25/36	515,314	404,410	(b)(c)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	120,541	87,021	(c)
Countrywide Alternative Loan Trust, 2007-23CB A8 (-4.000 × 1 mo. USD LIBOR + 28.400%)	23.451%	9/25/37	720,346	1,058,704	(b)(c)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	310,189	323,307	(c)
Countrywide Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	1.417%	6/25/47	1,817,663	1,581,409	(b)(c)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	124,389	124,215	(b)(c)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	30,509	30,506	(b)(c)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.567%	7/25/36	801,112	752,412	(b)(c)(d)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1 (1 mo. USD LIBOR + 0.550%)	1.787%	5/25/47	765,741	540,361	(b)(c)(d)
Countrywide Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	1.454%	2/15/29	855,413	818,958	(b)(c)
Countrywide Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	1.514%	2/15/34	127,460	115,986	(b)(c)

Countrywide Home Equity Loan Trust, 2005-E 2A (1 mo. USD LIBOR + 0.220%)	1.454%	11/15/35	101,865	91,950	(b)(c)
Countrywide Home Loans, 2004-16 1A3A (1 mo. USD LIBOR + 0.760%)	1.997%	9/25/34	860,205	827,613	(b)(c)
Countrywide Home Loans, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	1.837%	3/25/35	57,467	53,203	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Countrywide Home Loans, 2005-18 A7 (-2.750 × 1 mo. USD LIBOR + 19.525%)	16.123%	10/25/35	$25,656	$32,362	(b)(c)
Countrywide Home Loans, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	3.479%	2/20/36	193,600	181,064	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1 (1 mo. USD LIBOR + 0.640%)	1.877%	3/25/35	105,417	104,007	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1 (1 mo. USD LIBOR + 0.600%)	1.837%	5/25/35	122,872	115,385	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.459%	4/25/35	615,223	476,358	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1 (12 mo. USD LIBOR + 2.070%)	3.588%	2/20/36	209,965	199,081	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1 (1 mo. USD LIBOR + 0.360%)	1.597%	3/25/35	368,841	332,098	(b)(c)(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	75,193	78,177	(c)(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1 (1 mo. USD LIBOR + 0.250%)	1.487%	3/25/36	494,032	455,411	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	394,572	357,288	(c)
Credit Suisse Mortgage Trust, 2010-18R 6A5 (6 mo. USD LIBOR + 1.930%)	3.881%	9/28/36	2,133,000	2,009,425	(b)(c)(d)
Credit Suisse Mortgage Trust, 2014-11R 09A2 (1 mo. USD LIBOR + 0.140%)	1.374%	10/27/36	4,453,765	2,881,893	(b)(c)(d)
Credit Suisse Mortgage Trust, 2015-02R 7A2 (12 mo. Monthly Treasury Average Index + 2.540%)	2.918%	8/27/36	3,720,760	3,357,534	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B1	3.084%	7/25/57	3,052,442	2,218,982	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B2	3.084%	7/25/57	3,501,991	2,094,842	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B3	3.084%	7/25/57	2,977,486	1,416,804	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B4	3.084%	7/25/57	3,427,174	829,805	(b)(c)(d)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.220%)	1.457%	9/25/36	4,231,676	800,410	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	46,400	24,982	(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	7.949%	4/15/36	370,971	99,306	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	13.566%	4/15/36	353,775	157,980	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	8.974%	4/15/36	94,255	35,043	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	6.424%	4/15/36	344,704	94,372	(b)(c)(d)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A (1 mo. USD LIBOR + 0.210%)	1.447%	3/19/45	282,765	266,814	(b)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 2A1B (1 mo. USD LIBOR + 0.260%)	1.497%	4/19/47	3,895,674	2,562,096	(b)(c)
EMC Mortgage Loan Trust, 2002-AA A1 (1 mo. USD LIBOR + 0.470%)	2.177%	5/25/39	53,694	51,540	(b)(c)(d)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	1.687%	12/25/42	456,968	445,646	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,730,059	697,480	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.876%	9/25/55	$29,965,069	$2,448,206	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	244,581,816	1,099,395	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	12,000,000	611,508	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.914%	8/25/56	20,000,000	1,834,160	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	580,289,851	2,890,424	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	11.737%	10/25/28	499,627	617,982	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	12.487%	12/25/28	1,039,759	1,307,346	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	9.837%	3/25/29	1,590,000	1,729,423	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	11.237%	7/25/29	2,670,000	2,722,773	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	12.487%	10/25/29	1,790,000	1,929,776	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO (-1.000 × 1 mo. USD LIBOR + 6.150%)	4.913%	12/25/42	4,589,645	913,466	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	12.987%	8/25/28	1,889,488	2,509,972	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	13.487%	9/25/28	2,354,151	3,225,032	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	12.987%	10/25/28	1,665,000	2,214,401	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.487%	1/25/29	2,639,437	3,262,327	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.487%	4/25/29	4,250,000	5,024,849	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	4.837%	1/25/30	1,320,000	1,230,941	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1 (6 mo. USD LIBOR + 1.880%)	3.005%	8/25/35	872,246	790,814	(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	128,250	97,313	(c)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.291%	10/25/35	473,046	454,285	(b)(c)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	1.936%	3/20/23	63,533	63,737	(b)(c)(d)
GSAA Home Equity Trust, 2005-11 2A2 (1 mo. USD LIBOR + 0.320%)	1.557%	10/25/35	4,288,511	3,987,866	(b)(c)
GSAA Home Equity Trust, 2005-R1 1A2, IO (-1.000 × 1 mo. USD LIBOR + 5.000%)	3.763%	4/25/35	3,000,754	360,334	(b)(c)(d)

GSAMP Trust, 2004-SEA2 M2 (1 mo. USD LIBOR + 1.250%)	2.487%	3/25/34	3,510,922	2,653,076	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	74,651	84,587	(c)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	485,909	514,669	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	$79,202	$85,645	(c)(d)
GSR Mortgage Loan Trust, 2005-AR4 2A1 (12 mo. USD LIBOR + 2.000%)	3.836%	7/25/35	329,503	298,849	(b)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	1.637%	10/25/46	1,722,160	1,494,809	(b)(c)(d)
HarborView Mortgage Loan Trust, 2005-9 B5 (1 mo. USD LIBOR + 1.000%)	2.236%	6/20/35	2,220,987	1,842,275	(b)(c)
HarborView Mortgage Loan Trust, 2006-02 (6 mo. USD LIBOR + 2.370%)	3.534%	2/25/36	39,336	31,188	(b)(c)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	1.737%	5/25/36	3,500,000	93,977	(b)(c)
Homestar Mortgage Acceptance Corp., 2004-3 M3 (1 mo. USD LIBOR + 1.600%)	2.837%	7/25/34	683,956	672,917	(b)(c)
Homestar Mortgage Acceptance Corp., 2004-6 M7 (1 mo. USD LIBOR + 1.950%)	3.187%	1/25/35	1,132,859	975,656	(b)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1 (12 mo. USD LIBOR + 2.300%)	3.768%	1/25/37	186,274	155,669	(b)(c)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	1.957%	10/25/34	417,835	411,804	(b)(c)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1 (1 year Treasury Constant Maturity Rate + 2.370%)	2.932%	1/25/36	111,501	104,094	(b)(c)
Indymac INDB Mortgage Loan Trust, 2005-1 A1 (1 mo. USD LIBOR + 0.300%)	1.537%	11/25/35	1,431,129	1,055,926	(b)(c)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1 (1 year Treasury Constant Maturity Rate + 2.370%)	2.962%	1/25/35	106,852	102,537	(b)(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2 (6 mo. USD LIBOR + 2.230%)	3.329%	9/25/35	93,220	89,027	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1 (12 mo. USD LIBOR + 2.300%)	3.434%	5/25/36	355,384	315,581	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3 (12 mo. USD LIBOR + 2.330%)	3.325%	6/25/36	535,638	529,958	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1 (6 mo. USD LIBOR + 2.080%)	3.570%	6/25/36	523,389	489,580	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3 (12 mo. USD LIBOR + 2.350%)	3.322%	9/25/36	2,541,514	1,751,450	(b)(c)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1 (12 mo. USD LIBOR + 2.340%)	3.520%	5/25/37	1,957,924	1,732,174	(b)(c)
JPMorgan Alternative Loan Trust, 2007-A1 3A1 (12 mo. USD LIBOR + 2.160%)	3.074%	3/25/37	515,725	477,676	(b)(c)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,103,406	954,892	(c)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	133,189	134,750	(c)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	43,347	44,338	(c)
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	1.737%	8/25/37	3,161,207	2,160,735	(b)(c)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 × 1 mo. USD LIBOR + 5.400%)	4.163%	7/25/36	7,565,240	1,797,941	(b)(c)
Lehman Mortgage Trust, 2006-3 2A1 (1 mo. USD LIBOR + 0.360%)	1.597%	7/25/36	3,338,585	851,600	(b)(c)
Lehman Mortgage Trust, 2006-3 2A2, IO (-1.000 × 1 mo. USD LIBOR + 7.140%)	5.903%	7/25/36	3,769,767	1,265,281	(b)(c)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 × 1 mo. USD LIBOR + 5.350%)	4.113%	11/25/36	6,865,587	1,207,387	(b)(c)

Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	1.417%	11/25/36	3,518,403	2,448,458	(b)(c)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 × 1 mo. USD LIBOR + 7.150%)	5.913%	11/25/36	5,915,314	1,586,113	(b)(c)
Lehman Mortgage Trust, 2007-1 2A3, IO (-1.000 × 1 mo. USD LIBOR + 6.630%)	5.393%	2/25/37	11,284,092	3,168,545	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	1.567%	6/25/37	$3,512,966	$1,129,563	(b)(c)
Lehman XS Trust, 2005-9N 1A1 (1 mo. USD LIBOR + 0.270%)	1.507%	2/25/36	1,173,980	1,112,558	(b)(c)
Lehman XS Trust, 2006-14N 3A2 (1 mo. USD LIBOR + 0.120%)	1.357%	8/25/36	1,731,255	1,613,159	(b)(c)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	1.407%	12/25/36	917,794	876,163	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1 (12 mo. USD LIBOR + 2.400%)	3.656%	10/25/34	115,631	113,220	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.311%	2/25/36	37,430	36,182	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.447%	4/25/46	330,033	272,729	(b)(c)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,934,094	(c)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	746,560	733,158	(c)(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	194,535	196,729	(c)(d)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	80,241	84,152	(c)(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1 (12 mo. USD LIBOR + 1.960%)	3.201%	3/25/36	759,737	588,984	(b)(c)
Morgan Stanley Capital Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	3.937%	10/25/33	157,232	156,036	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2 (12 mo. USD LIBOR + 2.030%)	3.773%	8/25/34	249,461	249,156	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1 (6 mo. USD LIBOR + 1.930%)	3.360%	9/25/34	3,907,550	2,015,555	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-7 4A2 (1 mo. USD LIBOR + 0.750%)	1.987%	6/25/36	3,287,178	2,161,842	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.070%)	1.307%	6/25/36	274,100	124,262	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3 (1 mo. USD LIBOR + 0.230%)	1.467%	2/25/37	2,249,436	1,283,952	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1 (12 mo. USD LIBOR + 2.080%)	3.165%	11/25/37	805,287	731,426	(b)(c)
Morgan Stanley Re-remic Trust, 2015-R2 1B (12 mo. Monthly Treasury Average Index + 0.710%)	1.540%	12/26/46	954,216	505,827	(b)(c)(d)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	2.302%	11/25/34	700,122	706,946	(b)(c)
Nomura Resecuritization Trust, 2014-5R 1A9	8.644%	6/26/35	1,863,910	1,844,685	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.483%	9/25/34	1,367,983	1,343,093	(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,746,392	2,642,410	(c)(d)
Provident Bank Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	1.777%	8/25/31	1,041,933	856,312	(b)(c)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.507%	5/25/36	470,650	463,516	(b)(c)(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	583,907	445,473	(c)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,118,721	1,679,638	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,596,187	1,335,373	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	447,401	222,024	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,924,304	1,047,070	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,236,870	1,661,166	(c)

Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,591,389	924,619	(c)
Residential Accredit Loans Inc., 2005-QA3 CB4 (6 mo. USD LIBOR + 2.110%)	3.846%	3/25/35	2,027,646	1,411,123	(b)(c)
Residential Accredit Loans Inc., 2006-QA01 A11 (12 mo. USD LIBOR + 2.210%)	3.945%	1/25/36	553,955	475,623	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Residential Accredit Loans Inc., 2006-QA04 A (1 mo. USD LIBOR + 0.180%)	1.417%	5/25/36	$398,851	$363,508	(b)(c)
Residential Accredit Loans Inc., 2006-QO2 A2 (1 mo. USD LIBOR + 0.270%)	1.507%	2/25/46	4,184,611	1,952,565	(b)(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO (-1.000 × 1 mo. USD LIBOR + 7.160%)	5.923%	9/25/36	702,032	136,163	(b)(c)
Residential Accredit Loans Inc., 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	1.367%	2/25/37	327,599	308,563	(b)(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	763,059	756,334	(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	107,519	84,152	(c)
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	521,271	461,651	(c)
Residential Asset Securities Corp., 2003-KS9 A2B (1 mo. USD LIBOR + 0.640%)	1.877%	11/25/33	823,168	721,164	(b)(c)
Residential Asset Securitization Trust, 2005-A07 A2, IO (-1.000 × 1 mo. USD LIBOR + 7.250%)	6.013%	6/25/35	2,229,002	568,187	(b)(c)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	1.707%	10/25/35	149,429	125,486	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	1.737%	4/25/36	1,898,494	976,121	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 × 1 mo. USD LIBOR + 5.500%)	4.263%	4/25/36	3,934,702	806,817	(b)(c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	318,686	290,500	(c)
Residential Funding Mortgage Securities I, 2005-SA3 1A (12 mo. USD LIBOR + 1.990%)	3.631%	8/25/35	1,468,711	1,189,924	(b)(c)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO (-1.000 × 1 mo. USD LIBOR + 5.400%)	4.163%	9/25/36	5,728,586	745,613	(b)(c)
Residential Funding Mortgage Securities I, 2006-SA2 4A1 (12 mo. USD LIBOR + 2.360%)	4.955%	8/25/36	328,262	289,977	(b)(c)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO (-1.000 × 1 mo. USD LIBOR + 5.500%)	4.263%	6/25/37	2,708,097	311,841	(b)(c)
Residential Funding Mortgage Securities I, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	1.737%	6/25/37	2,708,097	2,260,819	(b)(c)
Residential Funding Mortgage Securities II, 2004-HS1 AI6	3.640%	3/25/34	1,320	1,322	(b)(c)
Residential Funding Mortgage Securities II, 2005-HI2 M7	6.310%	5/25/35	201,052	201,892	(c)
Structured ARM Loan Trust, 2004-07 A3 (1 mo. USD LIBOR + 0.735%)	1.972%	6/25/34	154,625	149,261	(b)(c)
Structured ARM Loan Trust, 2004-18 1A2 (6 mo. USD LIBOR + 2.000%)	2.962%	12/25/34	467,469	452,370	(b)(c)
Structured ARM Loan Trust, 2005-04 1A1 (6 mo. USD LIBOR + 2.060%)	3.428%	3/25/35	208,574	182,094	(b)(c)
Structured ARM Loan Trust, 2005-04 5A (12 mo. USD LIBOR + 2.000%)	3.945%	3/25/35	152,828	154,121	(b)(c)
Structured ARM Loan Trust, 2005-07 1A3 (6 mo. USD LIBOR + 2.000%)	3.405%	4/25/35	104,227	102,168	(b)(c)
Structured ARM Loan Trust, 2005-6XS M2 (1 mo. USD LIBOR + 1.155%)	2.392%	3/25/35	706,161	762,048	(b)(c)
Structured ARM Loan Trust, 2006-8 3A5 (1 year Treasury Constant Maturity Rate + 2.490%)	3.596%	9/25/36	1,942,455	1,674,125	(b)(c)

Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	4.987%	9/25/34	297,405	245,218	(b)(c)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	1.457%	5/25/46	693,433	397,854	(b)(c)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	129,836	134,066	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.587%	3/25/35	$72,072	$64,680	(b)(c)(d)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	2,125,728	2,126,885	(c)(d)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	1,009,329	330,644	(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2 (12 mo. USD LIBOR + 1.940%)	3.543%	10/20/35	45,099	43,669	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-08 1A6 (-3.6667 × 1 mo. USD LIBOR + 23.283%)	18.747%	10/25/35	296,254	373,194	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-09 5A4 (-7.3333 × 1 mo. USD LIBOR + 35.933%)	26.860%	11/25/35	92,052	144,460	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	2.137%	11/25/35	185,442	150,005	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	1.727%	10/25/45	335,865	329,843	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	1.717%	11/25/45	1,909,358	1,397,687	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	1.637%	11/25/45	1,474,409	1,071,893	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	1.767%	1/25/45	1,902,620	1,252,402	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	1.337%	12/25/36	524,395	388,983	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR15 2A1B (11th District Cost of Funds + 1.500%)	2.207%	11/25/46	1,053,210	615,699	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR16 2A2 (12 mo. USD LIBOR + 1.470%)	2.854%	12/25/36	318,022	278,156	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR18 1A1 (12 mo. USD LIBOR + 1.350%)	2.606%	1/25/37	38,024	35,258	(b)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 × 1 mo. USD LIBOR + 5.460%)	4.223%	3/25/37	4,374,837	528,947	(b)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR2 2A2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.171%	3/25/35	90,983	92,106	(b)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2006-2 1A4 (-2.7500 × 1 mo. USD LIBOR + 19.388%)	15.985%	3/25/36	1,451,001	1,764,549	(b)(c)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $195,973,425)				215,061,707

ASSET-BACKED SECURITIES - 18.7%
Access Group Inc., 2004-A B1	2.334%	7/1/39	1,400,000	1,337,189	(b)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	662,333	689,106	(b)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-C M1	7.510%	1/15/29	4,433,606	3,733,958	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	$322,845	$333,036	(b)(c)
Carlyle Global Market Strategies, 2015-2A D (3 mo. USD LIBOR + 5.300%)	6.617%	4/27/27	1,250,000	1,233,781	(b)(c)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.085%	4/20/29	1,900,000	1,836,626	(b)(c)(d)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	2,014,359	2,091,713	(b)(c)
Dryden Senior Loan Fund, 2015-40A E (3 mo. USD LIBOR + 5.950%)	7.265%	8/15/28	1,300,000	1,300,446	(b)(c)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	313,203	231,572	(c)(d)
GoldenTree Loan Opportunities Ltd., 2015-10A E2 (3 mo. USD LIBOR + 5.200%)	6.507%	7/20/27	1,250,000	1,242,673	(b)(c)(d)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	904,131	931,353	(c)
Greenpoint Manufactured Housing, 1999-3 2A2 (1 year Treasury Constant Maturity Rate + 3.800%)	4.890%	6/19/29	300,000	290,803	(b)(c)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.726%	2/20/32	225,000	214,443	(b)(c)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.724%	3/13/32	375,000	358,204	(b)(c)
Hertz Vehicle Financing LLC, 2015-2A D	4.930%	9/25/19	1,500,000	1,478,021	(c)(d)
Hertz Vehicle Financing LLC, 2016-4A D	6.030%	7/25/22	2,400,000	2,337,542	(c)(d)
Hertz Vehicle Financing LLC, 2017-1A C	5.270%	10/25/21	500,000	510,230	(c)(d)
Neuberger Berman CLO Ltd., 2015-19A D (3 mo. USD LIBOR + 5.250%)	6.408%	7/15/27	2,000,000	1,936,868	(b)(c)(d)
Origen Manufactured Housing, 2006-A A2	3.047%	10/15/37	1,573,245	1,481,951	(b)(c)
Origen Manufactured Housing, 2007-A A2	3.037%	4/15/37	1,619,120	1,513,795	(b)(c)
Origen Manufactured Housing, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	2.434%	10/15/37	3,351,076	3,299,983	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	1.867%	11/25/35	2,221,345	1,346,708	(b)(c)
Purchasing Power Funding, 2015-A C	8.000%	12/15/19	1,511,929	1,534,608	(c)(d)(e)
Receivables Acquisition LLC, 2017-1 A2B	6.991%	9/16/19	1,461,169	1,462,995	(c)(e)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	2,330,000	2,033,002	(c)(d)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	3,817,367	(c)(d)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	700	735,438	(c)(d)
Soundview Home Equity Loan Trust, 2005-1 M6 (1 mo. USD LIBOR + 1.950%)	3.187%	4/25/35	1,330,819	1,249,489	(b)(c)
Treman Park CLO Ltd., 2015-1A E (3 mo. USD LIBOR + 6.200%)	7.507%	4/20/27	1,800,000	1,813,774	(b)(c)(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.325%	6/7/30	600,000	581,273	(b)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $41,194,521)				42,957,947

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 29.7%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.754%	4/10/49	1,434,196	1,338,759	(b)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	318,264	186,574	(b)(c)

CGBAM Commercial Mortgage Trust, 2016-IMC E (1 mo. USD LIBOR + 7.400%)	8.634%	11/15/21	3,300,000	3,211,190	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2014-GC21 D	4.996%	5/10/47	2,000,000	1,758,049	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,000,000	1,207,590	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.292%	4/10/48	$2,950,000	$2,016,298	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 F	4.292%	4/10/48	1,410,000	703,449	(b)(c)(d)
Commercial Mortgage Trust, 2013-CR09 E	4.396%	7/10/45	3,500,000	2,538,637	(b)(c)(d)
Commercial Mortgage Trust, 2013-CR12 E	5.252%	10/10/46	110,000	80,961	(b)(c)(d)
Commercial Mortgage Trust, 2014-LC17 D	3.687%	10/10/47	2,300,000	1,598,344	(c)(d)
Commercial Mortgage Trust, 2015-CR25 D	3.947%	8/10/48	100,000	81,348	(b)(c)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000	2,015,313	(b)(c)(d)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	1,400,000	687,319	(b)(c)(d)
Credit Suisse Mortgage Trust, 2006-1R 1A2 (-2.750 × 1 mo. USD LIBOR + 19.525%)	16.124%	7/27/36	832,775	977,691	(b)(c)(d)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,439,721	1,237,980	(c)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,544,134	1,531,053	(b)(c)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,385,122	(c)(d)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	2,992,947	2,998,038	(c)(d)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	8.854%	7/15/32	3,300,000	3,287,783	(b)(c)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,452,207	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.782%	9/25/41	10,200,000	885,348	(b)(c)
GE Business Loan Trust, 2005-1A D (1 mo. USD LIBOR + 2.720%)	3.954%	6/15/33	484,926	428,635	(b)(c)(d)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	1.654%	5/15/34	124,887	115,591	(b)(c)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	948,338	818,408	(b)(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	118,883	112,179	(c)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.950%	8/10/45	4,870,038	2,161,831	(b)(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.950%	8/10/45	652,899	670,073	(b)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.922%	8/10/46	320,000	244,839	(b)(c)(d)
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	2,500,000	1,967,883	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	550,000	420,139	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	306,924	263,099	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	740,000	611,269	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	2,290,000	1,632,585	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000	216,540	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	600,000	500,250	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.990%	2/12/49	1,610,000	1,286,373	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.154%	2/15/51	502,678	489,179	(b)(c)

JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	2,650,000	792,835	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.459%	10/15/19	1,900,000	1,911,377	(b)(c)(d)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.449%	7/15/40	1,359,000	1,381,097	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	$168,425	$141,257	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,052,000	917,422	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	103,715	90,446	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000	448,961	(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	2,000,000	1,362,184	(b)(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.679%	10/15/48	900,000	517,025	(b)(c)(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	752,336	731,578	(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.363%	12/12/49	1,590,000	1,498,252	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	2,070,777	(b)(c)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	5,510,000	2,714,028	(b)(c)(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	634,520	641,645	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.221%	2/15/51	1,850,000	1,897,292	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	260,000	178,763	(c)(d)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.765%	11/15/48	2,000,000	1,330,794	(b)(c)(d)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.619%	9/15/48	400,000	323,279	(b)(c)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000	3,213,211	(b)(c)(d)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.955%	11/15/45	3,500,000	2,822,333	(b)(c)(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $73,137,356)				68,102,482

CORPORATE BONDS & NOTES - 0.3%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	479,444	548,989	(c)(d)

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	37,428	38,762	(c)(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $531,513)				587,751

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $310,836,815)				326,709,887

			SHARES
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,857,861)	0.907%		3,857,861	3,857,861

TOTAL INVESTMENTS - 144.3% (Cost - $314,694,676)				330,567,748
Liabilities in Excess of Other Assets - (44.3)%				(101,424,211)

TOTAL NET ASSETS - 100.0%				$229,143,537

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

(a)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
LIBOR	— London Interbank Offered Rate
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	9	12/17	$1,064,364	$1,057,500	$(6,864)
Contracts to Sell:
U.S. Treasury 2-Year Notes	12	12/17	2,595,664	2,588,438	7,226
U.S. Treasury 10-Year Notes	145	12/17	18,311,630	18,170,313	141,317

					148,543

Net unrealized appreciation on open futures contracts					$141,679

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	53,022	USD	63,476	Barclays Bank PLC	10/19/17	$(755)
EUR	2,318	USD	2,762	Barclays Bank PLC	10/19/17	(19)

Total						$(774)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At September 30, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse (Markit CMBX.NA.BBB-.6 Index)	$500,000	5/11/63	3.000% Monthly	$(75,815)	$(80,198)	$4,383
Credit Suisse (Markit CMBX.NA.BBB-.6 Index)	1,200,000	5/11/63	3.000% Monthly	(181,956)	(188,642)	6,686

Total	$1,700,000			$(257,771)	$(268,840)	$11,069

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2017

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	1,334,720	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	$(2,606	)(b)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviation used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$215,061,707	—	$215,061,707
Asset-Backed Securities	—	39,960,344	$2,997,603	42,957,947
Commercial Mortgage-Backed Securities	—	68,102,482	—	68,102,482
Corporate Bonds & Notes	—	587,751	—	587,751

Total Long-Term Investments	—	323,712,284	2,997,603	326,709,887

Short-Term Investments†	$3,857,861	—	—	3,857,861

Total Investments	3,857,861	323,712,284	2,997,603	330,567,748

Other Financial Instruments:
Futures Contracts	148,543	—	—	148,543

Total	$4,006,404	$323,712,284	$2,997,603	$330,716,291

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	$257,771	—	$257,771
OTC Total Return Swaps‡	—	2,606	—	2,606
Futures Contracts	$6,864	—	—	6,864
Forward Foreign Currency Contracts	—	774	—	774

Total	$6,864	$261,151	—	$268,015

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COMMERCIAL MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of December 31, 2016	$7,782,592	$3,870,000	$11,652,592
Accrued premiums/discounts	3,276	—	3,276
Realized gain (loss)	28,638	—	28,638
Change in unrealized appreciation (depreciation)(1)	583,605	130,000	713,605
Purchases	1,704,389	—	1,704,389
Sales	(2,261,289)	(4,000,000)	(6,261,289)
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(4,843,608)	—	(4,843,608)

Balance as of September 30, 2017	$2,997,603	—	$2,997,603

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017(1)	$12,737	—	$12,737

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust Chief Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust Chief Executive Officer

Date: November 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett Principal Financial Officer

Date: November 27, 2017